Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.0001	₪ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	45,116,262	45,115,262
Ordinary shares, shares outstanding	42,833,273	42,832,273
Founders' stock, par value	₪ 0.00001	₪ 0.00001
Founders' stock, shares authorized	2,600	2,600
Founders' stock, shares issued	2,600	2,600
Founders' stock, shares outstanding	2,600	2,600
Treasury stock, shares	2,282,989	2,282,989